Other assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Other assets.
Claim against the State for CIRR loans and concessionary loans	kr 12,359	kr 9,124
Cash receivables, funding operations	465	181
Other	29	29
Total	kr 12,853	kr 9,334